UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 84.70%
Consumer Discretionary – 5.03%
AMC Entertainment Holdings	15,000	$515,700
Johnson Controls	41,200	2,093,372
Lowe’s	33,500	2,482,015
		5,091,087
Consumer Staples – 8.47%
Archer-Daniels-Midland	39,200	1,876,896
CVS Health	23,600	2,451,332
Kraft Foods Group	35,333	2,263,432
Mondelez International
Class A	53,500	1,976,023
		8,567,683
Diversified REITs – 1.66%
Fibra Uno Administracion	116,400	327,019
Gramercy Property Trust	85,500	602,775
Lexington Realty Trust	62,300	674,709
Vornado Realty Trust	665	73,177
		1,677,680
Energy – 8.96%
Chevron	17,600	1,877,568
ConocoPhillips	28,600	1,864,720
Halcon Resources †	964	1,851
Halliburton	40,900	1,756,246
Marathon Oil	61,400	1,710,604
Occidental Petroleum	23,700	1,845,756
		9,056,745
Financials – 9.36%
Allstate	31,700	2,238,020
Ashford †	90	12,421
Bank of New York Mellon	52,300	2,047,022
BB&T	54,600	2,077,530
Home Loan Servicing
Solutions *	35,400	651,714
Marsh & McLennan	37,400	2,127,686
Solar Capital	15,528	312,423
		9,466,816
Healthcare – 12.78%
Baxter International	29,000	2,005,350
Cardinal Health	26,200	2,305,338
Johnson & Johnson	19,100	1,957,941
Merck	34,700	2,031,338
Pfizer	68,689	2,357,406
Quest Diagnostics	32,300	2,265,522
		12,922,895
Healthcare REITs – 0.90%
Health Care REIT	5,600	431,816
Healthcare Realty Trust	2,100	59,934
Healthcare Trust of America
Class A	9,100	252,525
Ventas	2,200	163,834
		908,109
Hotel REITs – 1.17%
Ashford Hospitality Prime	1,700	27,659
Ashford Hospitality Trust	7,900	84,135
DiamondRock Hospitality	15,800	228,784
Pebblebrook Hotel Trust	3,500	170,030
Strategic Hotels & Resorts †	17,700	232,224
Summit Hotel Properties	33,800	443,794
		1,186,626
Industrial REITs – 0.91%
DCT Industrial Trust	2,625	94,710
Prologis	780	33,314
STAG Industrial	19,400	484,030
Terreno Realty	14,000	308,560
		920,614
Industrials – 6.93%
Northrop Grumman	14,900	2,469,079
Raytheon	19,800	2,153,646
Waste Management	43,800	2,386,224
		7,008,949
Information Technology – 9.99%
Broadcom Class A	49,800	2,252,454
CA	47,370	1,540,472
Cisco Systems	78,000	2,301,780
Intel	58,100	1,931,825
Xerox	151,900	2,073,435
		10,099,966
Mall REITs – 1.73%
General Growth Properties	4,129	119,782
Simon Property Group	8,547	1,627,007
		1,746,789
Materials – 2.43%
duPont (E.I.) deNemours	28,800	2,242,080
Tarkett *	9,027	212,176
		2,454,256
Mixed REITs – 0.30%
CyrusOne	6,300	187,236
PS Business Parks	1,400	116,452
		303,688

(continues)     NQ-DDF [2/15] 4/15 (14209) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Mortgage REIT – 0.29%
Starwood Property Trust	12,200	$297,680
		297,680
Multifamily REITs – 1.58%
Apartment Investment &
Management	10,919	411,428
Camden Property Trust	2,950	214,731
Equity Residential	5,000	385,150
Essex Property Trust	1,147	255,127
Post Properties	5,800	329,846
		1,596,282
Office REITs – 2.33%
alstria office REIT *†	21,023	289,942
Easterly Government
Properties †	60,000	966,000
Equity Commonwealth †	20,000	529,000
Paramount Group †	9,000	165,150
Parkway Properties	23,000	405,030
		2,355,122
Self-Storage REIT – 0.47%
Extra Space Storage	7,300	480,194
		480,194
Shopping Center REITs – 2.23%
DDR	21,600	409,104
First Capital Realty	10,481	164,651
Kimco Realty	15,530	408,128
Kite Realty Group Trust	24,500	693,840
Ramco-Gershenson Properties
Trust	11,700	219,024
Urban Edge Properties †	332	7,948
Weingarten Realty Investors	2,500	90,550
Wheeler Real Estate
Investment Trust *@	77,956	266,610
		2,259,855
Single Tenant REIT – 0.25%
Spirit Realty Capital	20,800	254,800
		254,800
Specialty REITs – 0.40%
American Residential
Properties *†	8,900	154,326
EPR Properties	4,020	245,260
		399,586
Telecommunications – 4.06%
AT&T *	59,200	2,045,952
Century Communications =†	500,000	0
Verizon Communications	41,600	2,057,120
		4,103,072
Utilities – 2.47%
Abengoa Yield *	5,100	167,229
American Water Works	3,200	173,056
Edison International	33,600	2,158,800
		2,499,085
Total Common Stock
(cost $60,361,612)		85,657,579

Convertible Preferred Stock – 2.79%
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	87	87,707
Dynegy 5.375% exercise price
$38.75, expiration date
11/1/17 *@	1,780	178,801
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	5,250	315,210
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	3,650	181,040
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	130	45,207
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	238	349,771
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	182	249,340
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	6,898	253,639
Laclede Group 6.75%
exercise price $57.81,
expiration date 4/1/17	1,550	84,134
Maiden Holdings 7.25%
exercise price $15.35,
expiration date 9/15/16	6,000	304,260
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	1,780	85,885

2 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
T-Mobile US 5.50% exercise
price $31.02, expiration
date 12/15/17	2,110	$127,444
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	259	314,027
Weyerhaeuser 6.375%
exercise price $33.13,
expiration date 7/1/16	3,638	212,241
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.00,
expiration date
12/31/49 @=	34	35,385
Total Convertible Preferred
Stock (cost $2,728,235)		2,824,091

	Principal
	amount°
Convertible Bonds – 8.21%
Basic Industry – 0.47%
Abengoa 144A 5.125%
exercise price $38.74,
expiration date 2/23/17 #	200,000	200,000
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	135,000	63,450
RTI International Metals
1.625% exercise price
$40.72, expiration date
10/10/19 *	215,000	212,984
		476,434
Capital Goods – 0.28%
Cemex 3.25% exercise price
$9.65, expiration date
3/9/16	69,000	80,989
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19 *	277,000	202,383
		283,372
Communications – 1.17%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	253,000	245,410
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	213,000	233,235
Liberty Interactive
0.75% exercise price
$1,000.00, expiration date
3/30/43	205,000	292,381
144A 1.00% exercise price
$74.31, expiration date
9/28/43 #	364,000	408,135
		1,179,161
Consumer Cyclical – 0.62%
Huron Consulting Group
144A 1.25% exercise price
$79.89, expiration date
9/27/19 #	181,000	196,837
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	164,000	195,263
Meritor 4.00% exercise price
$26.73, expiration date
2/12/27 ϕ	217,000	229,477
		621,577
Consumer Non-Cyclical – 1.62%
BioMarin Pharmaceutical
1.50% exercise price
$94.15, expiration date
10/13/20 *	122,000	167,903
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 *ϕ	214,000	264,557
Hologic 2.00% exercise price
$38.59, expiration date
12/15/43	227,000	261,901
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	274,000	345,754
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, expiration date
12/13/18	232,000	213,875
Vector Group
1.75% exercise price
$25.87, expiration date
4/15/20	223,000	240,701
2.50% exercise price
$16.78, expiration date
1/14/19 ●	97,000	141,516
		1,636,207

(continues)     NQ-DDF [2/15] 4/15 (14209) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Energy – 0.51%
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	126,000	$122,850
Energy XXI 3.00% exercise
price $40.40, expiration
date 12/13/18	316,000	123,240
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32 *	140,000	142,363
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	189,000	130,410
		518,863
Financials – 0.86%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	224,000	232,820
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	252,000	273,893
Gain Capital Holdings
4.125% exercise price
$12.00, expiration date
11/30/18	139,000	147,948
New Mountain Finance 144A
5.00% exercise price
$15.93, expiration date
6/14/19 #	214,000	218,949
		873,610
Industrials – 0.19%
General Cable 4.50% exercise
price $34.47, expiration
date 11/15/29 ϕ	270,000	188,831
		188,831
Real Estate Investment Trusts – 0.69%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18 *	285,000	296,934
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	224,000	216,580
Lexington Realty Trust 144A
6.00% exercise price
$6.60, expiration date
1/11/30 #	118,000	188,800
		702,314
Technology – 1.80%
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	148,000	141,340
Cardtronics 1.00% exercise
price $52.35, expiration
date 11/27/20 *	317,000	311,849
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	226,000	287,726
Electronics For Imaging 144A
0.75% exercise price
$52.72, expiration date
8/29/19 #	125,000	127,109
Intel 3.25% exercise price
$21.47, expiration date
8/1/39	130,000	214,988
j2 Global 3.25% exercise
price $69.37, expiration
date 6/14/29 *	256,000	299,200
PROS Holdings 144A 2.00%
exercise price $33.79,
expiration date 11/27/19 #	143,000	143,804
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17	105,000	170,297
VeriSign 4.136% exercise
price $34.37, expiration
date 8/15/37	67,000	128,138
		1,824,451
Total Convertible Bonds
(cost $7,917,998)		8,304,820

Corporate Bonds – 37.08%
Automobiles – 0.77%
Gates Global 144A
6.00% 7/15/22 #*	285,000	275,025
General Motors
4.875% 10/2/23	90,000	98,493
International Automotive
Components Group 144A
9.125% 6/1/18 #	220,000	223,850
Meritor
6.25% 2/15/24	65,000	66,463

4 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Automobiles (continued)
Meritor
6.75% 6/15/21	110,000	$115,775
		779,606
Banking – 1.81%
Bank of America 6.50%
10/29/49 *●	210,000	223,059
Barclays Bank
7.625% 11/21/22	200,000	229,250
Credit Suisse Group 144A
7.50% 12/29/49 #●	305,000	327,875
HSBC Holdings 6.375%
12/29/49 *●	200,000	205,900
JPMorgan Chase
6.75% 1/29/49 ●	205,000	222,359
Lloyds Banking Group 7.50%
4/30/49 *●	330,000	346,500
Popular 7.00% 7/1/19	270,000	272,700
		1,827,643
Basic Industry – 3.95%
AK Steel
7.625% 5/15/20	144,000	131,400
7.625% 10/1/21	100,000	87,750
American Tire Distributors
144A 10.25% 3/1/22 #	95,000	99,513
ArcelorMittal 6.25% 3/1/21	60,000	65,625
Bombardier
144A 5.50% 9/15/18 #	20,000	20,000
144A 7.50% 3/15/25 #	60,000	60,000
Builders FirstSource 144A
7.625% 6/1/21 #*	207,000	210,105
Cliffs Natural Resources
5.95% 1/15/18	75,000	67,500
Consolidated Energy Finance
144A 6.75% 10/15/19 #	200,000	199,000
CPG Merger Sub 144A
8.00% 10/1/21 #	155,000	156,937
First Quantum Minerals
144A 6.75% 2/15/20 #	52,000	48,620
144A 7.00% 2/15/21 #	97,000	90,453
FMG Resources August 2006
144A 6.875% 4/1/22 #*	117,000	98,280
144A 8.25% 11/1/19 #*	95,000	90,131
Grace (W.R.)
144A 5.125% 10/1/21 #	80,000	83,000
144A 5.625% 10/1/24 #	80,000	86,300
Hardwoods Acquisition 144A
7.50% 8/1/21 #	135,000	130,275
HD Supply 11.50% 7/15/20	170,000	196,350
Kissner Milling 144A
7.25% 6/1/19 #	115,000	117,587
LSB Industries 7.75% 8/1/19	140,000	146,650
Lundin Mining 144A
7.875% 11/1/22 #	205,000	212,687
NCI Building Systems 144A
8.25% 1/15/23 #	105,000	109,725
New Gold 144A
6.25% 11/15/22 #	156,000	155,220
Nortek 8.50% 4/15/21	129,000	139,320
NOVA Chemicals 144A
5.00% 5/1/25 #	115,000	121,756
Polymer Group 144A
6.875% 6/1/19 #	240,000	231,300
Rayonier AM Products 144A
5.50% 6/1/24 #	205,000	176,813
Ryerson
9.00% 10/15/17	120,000	123,000
11.25% 10/15/18	34,000	35,870
Steel Dynamics 144A
5.50% 10/1/24 #	125,000	130,000
TPC Group 144A
8.75% 12/15/20 #	250,000	230,625
Wise Metals Group 144A
8.75% 12/15/18 #	80,000	87,100
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	55,000	59,606
		3,998,498
Capital Goods – 2.60%
Accudyne Industries 144A
7.75% 12/15/20 #	180,000	171,000
Ardagh Packaging Finance
144A 6.00% 6/30/21 #*	200,000	195,250
BWAY Holding 144A
9.125% 8/15/21 #	340,000	355,300
Cemex 144A
7.25% 1/15/21 #	200,000	214,000
Consolidated Container 144A
10.125% 7/15/20 #	171,000	147,915
Gardner Denver 144A
6.875% 8/15/21 #*	245,000	238,875
KLX 144A 5.875% 12/1/22 #	185,000	189,394
Milacron 144A
7.75% 2/15/21 #	180,000	189,000
Plastipak Holdings 144A
6.50% 10/1/21 #	225,000	230,063
Reynolds Group Issuer
8.25% 2/15/21	145,000	153,337

(continues)     NQ-DDF [2/15] 4/15 (14209) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	$173,250
TransDigm
6.00% 7/15/22	205,000	208,587
6.50% 7/15/24	160,000	164,400
		2,630,371
Communications – 3.91%
CenturyLink 6.75% 12/1/23 *	115,000	130,309
Cogent Communications
Finance 144A
5.625% 4/15/21 #	185,000	183,150
Cogent Communications
Group 144A
5.375% 3/1/22 #	60,000	60,600
Digicel 144A 6.75% 3/1/23 #	200,000	202,250
Digicel Group
144A 7.125% 4/1/22 #	200,000	191,000
144A 8.25% 9/30/20 #	221,000	224,647
Equinix
5.375% 1/1/22	75,000	78,563
5.75% 1/1/25	130,000	137,150
Hughes Satellite Systems
7.625% 6/15/21	160,000	178,200
Intelsat Luxembourg
8.125% 6/1/23	625,000	584,375
Level 3 Communications
5.75% 12/1/22	185,000	191,013
Level 3 Financing
5.375% 8/15/22	165,000	171,549
Sprint
7.125% 6/15/24	485,000	485,000
7.25% 9/15/21	5,000	5,122
7.875% 9/15/23	125,000	129,687
T-Mobile USA
6.00% 3/1/23	75,000	78,413
6.125% 1/15/22	55,000	58,094
6.25% 4/1/21	85,000	89,250
6.375% 3/1/25	130,000	136,175
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	209,000
Windstream
7.50% 6/1/22	105,000	103,819
7.75% 10/1/21	115,000	116,725
Zayo Group 144A
6.00% 4/1/23 #*	205,000	210,638
		3,954,729
Consumer Cyclical – 1.89%
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #*❆	155,000	137,175
DBP Holding 144A
7.75% 10/15/20 #	121,000	111,320
Family Tree Escrow
144A 5.25% 3/1/20 #	30,000	31,500
144A 5.75% 3/1/23 #	150,000	158,625
Landry’s 144A
9.375% 5/1/20 #	380,000	411,825
Michaels Stores 144A
5.875% 12/15/20 #	145,000	150,075
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	140,000	136,500
Pantry 8.375% 8/1/20	195,000	215,475
Party City Holdings
8.875% 8/1/20	140,000	153,650
PC Nextco Holdings
8.75% 8/15/19	110,000	112,750
PF Chang’s China Bistro 144A
10.25% 6/30/20 #*	130,000	131,950
Wynn Las Vegas 144A
5.50% 3/1/25 #	160,000	161,792
		1,912,637
Consumer Non-Cyclical – 1.40%
Cott Beverages 144A
6.75% 1/1/20 #	245,000	245,613
Darling Ingredients
5.375% 1/15/22	70,000	70,963
DS Services of America 144A
10.00% 9/1/21 #	80,000	93,800
JBS Investments 144A
7.75% 10/28/20 #	200,000	211,500
Prestige Brands 144A
5.375% 12/15/21 #*	140,000	142,625
Spectrum Brands
144A 6.125% 12/15/24 #	240,000	259,200
6.625% 11/15/22	135,000	148,500
SUPERVALU 7.75% 11/15/22	225,000	239,063
		1,411,264
Energy – 4.26%
Baytex Energy 144A
5.625% 6/1/24 #	175,000	165,725
California Resources
144A 5.50% 9/15/21 #*	185,000	169,737
144A 6.00% 11/15/24 #*	155,000	138,919
Calumet Specialty Products
Partners 7.625% 1/15/22	280,000	287,000

6 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chaparral Energy
7.625% 11/15/22	130,000	$97,500
8.25% 9/1/21	85,000	66,300
CHC Helicopter
9.375% 6/1/21	65,000	53,300
Chesapeake Energy
4.875% 4/15/22 *	240,000	238,200
CSI Compressco 144A
7.25% 8/15/22 #	145,000	127,600
Energy Transfer Equity
5.875% 1/15/24	86,000	92,450
Exterran Partners
6.00% 4/1/21	100,000	92,500
Genesis Energy
5.75% 2/15/21	215,000	211,775
Halcon Resources
9.75% 7/15/20 *	250,000	193,750
Laredo Petroleum
5.625% 1/15/22	120,000	115,800
7.375% 5/1/22	100,000	103,500
Linn Energy 6.25% 11/1/19	180,000	154,350
MarkWest Energy Partners
4.875% 12/1/24	180,000	185,850
Murphy Oil USA
6.00% 8/15/23	190,000	203,537
Northern Oil & Gas
8.00% 6/1/20 *	175,000	161,875
NuStar Logistics
6.75% 2/1/21	115,000	122,552
Oasis Petroleum
6.875% 3/15/22 *	230,000	226,550
Ocean Rig UDW 144A
7.25% 4/1/19 #	163,000	99,837
PDC Energy 7.75% 10/15/22	185,000	193,325
Pioneer Energy Services
6.125% 3/15/22	210,000	162,225
Regency Energy Partners
5.875% 3/1/22	190,000	208,525
Sabine Pass Liquefaction
144A 5.625% 3/1/25 #	185,000	186,156
Targa Resources Partners
5.25% 5/1/23	150,000	153,750
Western Refining Logistics
144A 7.50% 2/15/23 #	95,000	97,613
		4,310,201
Financials – 0.57%
Argos Merger Sub 144A
7.125% 3/15/23 #	110,000	114,125
E*TRADE Financial
5.375% 11/15/22	130,000	137,475
Infinity Acquisition 144A
7.25% 8/1/22 #	125,000	116,563
James Hardie International
Finance 144A
5.875% 2/15/23 #	200,000	205,250
		573,413
Healthcare – 2.89%
Air Medical Group Holdings
9.25% 11/1/18	109,000	114,995
Amsurg 5.625% 7/15/22	47,000	50,055
Community Health Systems
6.875% 2/1/22 *	405,000	435,122
DaVita HealthCare Partners
5.125% 7/15/24	450,000	467,719
HCA
5.375% 2/1/25	185,000	197,025
5.875% 5/1/23	110,000	120,725
HealthSouth 5.75% 11/1/24	95,000	99,750
Immucor 11.125% 8/15/19	305,000	328,256
Kinetic Concepts
10.50% 11/1/18	124,000	135,935
12.50% 11/1/19 *	85,000	94,350
Mallinckrodt International
Finance 4.75% 4/15/23	105,000	103,163
Par Pharmaceutical
7.375% 10/15/20	380,000	404,700
Tenet Healthcare
144A 5.00% 3/1/19 #	130,000	130,975
8.125% 4/1/22	215,000	244,025
		2,926,795
Insurance – 0.92%
American International Group
8.175% 5/15/58 ●	170,000	236,300
HUB International 144A
7.875% 10/1/21 #	215,000	221,450
USI 144A 7.75% 1/15/21 #	190,000	194,275
XLIT 6.50% 10/29/49 ●	320,000	282,400
		934,425
Media – 5.49%
Altice
144A 7.625% 2/15/25 #	200,000	207,500
144A 7.75% 5/15/22 #	210,000	217,350
Altice Financing 144A
6.625% 2/15/23 #	205,000	214,481
CCO Holdings
5.25% 9/30/22	50,000	51,313

(continues)     NQ-DDF [2/15] 4/15 (14209) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
CCOH Safari
5.50% 12/1/22	130,000	$134,713
5.75% 12/1/24	230,000	238,625
Columbus International 144A
7.375% 3/30/21 #	400,000	421,500
CSC Holdings 144A
5.25% 6/1/24 #	413,000	422,809
DISH DBS 5.875% 11/15/24	115,000	114,713
Gannett 144A
5.50% 9/15/24 #	140,000	145,950
Gray Television
7.50% 10/1/20	310,000	323,950
iHeartCommunications
9.00% 9/15/22	540,000	522,450
LIN Television 144A
5.875% 11/15/22 #	250,000	256,250
MDC Partners 144A
6.75% 4/1/20 #	200,000	211,250
Nexstar Broadcasting 144A
6.125% 2/15/22 #	200,000	204,500
Numericable 144A
6.00% 5/15/22 #	210,000	213,937
Outfront Media Capital
5.875% 3/15/25	130,000	138,287
RCN Telecom Services 144A
8.50% 8/15/20 #	150,000	159,750
Sinclair Television Group
144A 5.625% 8/1/24 #	345,000	351,037
Unitymedia KabelBW 144A
6.125% 1/15/25 #	230,000	244,663
Univision Communications
144A 5.125% 5/15/23 #	115,000	119,600
Virgin Media Finance 144A
6.375% 4/15/23 #	200,000	217,000
VTR Finance 144A
6.875% 1/15/24 #	400,000	420,000
		5,551,628
Services – 2.75%
AECOM Technology
144A 5.75% 10/15/22 #	80,000	84,000
144A 5.875% 10/15/24 #	115,000	122,475
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	280,000	240,800
BlueLine Rental Finance 144A
7.00% 2/1/19 #	60,000	62,400
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	135,000	111,375
Covanta Holding
5.875% 3/1/24	200,000	209,000
Geo Group
5.125% 4/1/23	80,000	82,000
5.875% 10/15/24	135,000	142,087
Mattamy Group 144A
6.50% 11/15/20 #	235,000	228,537
MGM Resorts International
6.00% 3/15/23 *	330,000	344,850
Navios South American
Logistics 144A
7.25% 5/1/22 #	180,000	174,375
Omnicare
4.75% 12/1/22	40,000	41,950
5.00% 12/1/24	115,000	121,613
Pinnacle Entertainment
6.375% 8/1/21 *	85,000	90,737
7.75% 4/1/22	120,000	129,900
United Rentals North America
5.75% 11/15/24	285,000	302,100
Watco 144A
6.375% 4/1/23 #	90,000	90,900
West 144A
5.375% 7/15/22 #	210,000	204,750
		2,783,849
Technology – 1.77%
CDW
5.00% 9/1/23	60,000	60,450
5.50% 12/1/24	103,000	107,377
CommScope 144A
5.50% 6/15/24 #	200,000	203,500
Entegris 144A
6.00% 4/1/22 #	200,000	209,000
First Data
11.25% 1/15/21	150,000	171,750
11.75% 8/15/21	272,000	318,240
Infor Software Parent 144A
PIK 7.125% 5/1/21 #❆	315,000	318,150
j2 Global 8.00% 8/1/20	185,000	200,725
NCR 6.375% 12/15/23	90,000	95,625
Viasystems 144A
7.875% 5/1/19 #	95,000	100,700
		1,785,517
Utilities – 2.10%
Abengoa Yield 144A
7.00% 11/15/19 #*	200,000	209,000
AES 5.50% 3/15/24	255,000	260,100

8 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
AES Gener 144A 8.375%
12/18/73 #*●	200,000	$219,000
Calpine
5.375% 1/15/23	320,000	326,400
5.50% 2/1/24	100,000	101,250
DPL 144A 6.75% 10/1/19 #	170,000	178,500
Dynegy 5.875% 6/1/23	120,000	118,800
Dynegy Finance I/II
144A 6.75% 11/1/19 #	65,000	68,087
144A 7.375% 11/1/22 #	110,000	116,600
144A 7.625% 11/1/24 #	105,000	111,563
Enel 144A
8.75% 9/24/73 #●	200,000	245,105
GenOn Energy
9.875% 10/15/20	165,000	168,300
		2,122,705
Total Corporate Bonds
(cost $37,236,756)		37,503,281

Senior Secured Loans – 2.00%«
Applied Systems 2nd Lien
7.50% 1/23/22	202,000	201,293
Ashland Water 2nd Lien
7.75% 7/31/22	75,000	73,313
Atkore International 2nd Lien
7.75% 10/9/21	70,000	66,419
Avaya Tranche B-3
4.668% 10/26/17	165,000	160,488
Azure Midstream Tranche B
6.50% 11/15/18	35,518	33,032
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	165,000	163,659
Borgata Tranche B 1st Lien
6.50% 8/15/18	162,875	164,504
Clear Channel
Communications Tranche D
6.922% 1/30/19	115,000	110,371
Flint Group 2nd Lien
8.25% 4/8/22	210,000	200,550
Hostess Brands 1st Lien
6.75% 3/20/20	198,500	202,718
Mauser Holdings 2nd Lien
8.25% 7/31/22	215,000	210,700
Moxie Liberty Tranche B
7.50% 8/21/20	105,000	106,050
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/19/20	100,000	100,375
Panda Stonewall Tranche B
6.50% 11/13/21	125,000	126,641
Rite Aid 2nd Lien
5.75% 8/21/20	97,000	97,930
Total Senior Secured Loans
(cost $2,043,516)		2,018,043

	Number of
	shares
Limited Partnership – 1.82%
Ares Management *	16,900	343,070
Brookfield Infrastructure
Partners *	9,400	427,230
CrossAmerica Partners	31,200	1,068,912
Total Limited Partnership
(cost $1,209,823)		1,839,212

Preferred Stock – 0.75%
Ally Financial 144A 7.00% #	400	403,063
GMAC Capital Trust I
8.125% ●	8,000	208,240
Regions Financial 6.375% *	6,000	150,600
Total Preferred Stock
(cost $728,170)		761,903

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†	7,872	2,204
Total Warrant (cost $65)		2,204

	Principal
	amount°
Short-Term Investments – 2.32%
Discount Notes – 1.50%≠
Federal Home Loan Bank
0.06% 4/8/15	163,199	163,195
0.065% 3/5/15	504,485	504,485
0.065% 4/20/15	320,848	320,840
0.07% 4/6/15	309,840	309,834
0.08% 3/18/15	84,051	84,050
0.085% 3/27/15	135,153	135,152
		1,517,556

(continues)     NQ-DDF [2/15] 4/15 (14209) 9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.82%
Bank of America Merrill Lynch
0.03%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $301,115
(collateralized by U.S.
government obligations
0.00%-3.625%
9/30/16-8/15/43; market
value $307,137)	301,115	$301,115
Bank of Montreal
0.06%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $250,930
(collateralized by U.S.
government obligations
0.00%-9.125%
4/23/15-6/30/21; market
value $255,947)	250,929	250,929
BNP Paribas
0.07%, dated 2/27/15, to
be repurchased on 3/2/15,
repurchase price $278,958
(collateralized by U.S.
government obligations
0.00%-3.500%
4/15/19-11/15/42; market
value $284,536)	278,957	278,956
		831,000

Total Short-Term
Investments
(cost $2,348,508)		2,348,556
Total Value of Securities
Before Securities Lending
Collateral – 139.67%
(cost $114,574,683)		141,259,689

	Number of
	shares
Securities Lending Collateral** – 6.54%
Investment Company
Delaware Investments®
Collateral Fund No.	16,614,956	6,614,956
Total Securities Lending
Collateral (cost $6,614,956)		6,614,956
Total Value of
Securities – 146.21%
(cost $121,189,639)		147,874,645 ■
Obligation to Return
Securities Lending
Collateral – (6.54%)		(6,614,956)
Borrowing Under Line of
Credit – (39.55%)		(40,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.12%)		(122,602)
Net Assets – 100.00%		$101,137,087
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2015, the aggregate value of Rule 144A securities was $21,737,589,which represents 21.49% of the Fund’s net assets.
*	Fully or partially on loan.
**	See Note 3 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Feb. 28, 2015, the aggregate value of illiquid securities was $483,000, which represents 0.48% of the Fund’s net assets.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2015, the aggregate value of fair valued securities was $35,385, which represents 0.03% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $8,657,696 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security.The rate shown is the rate as of Feb. 28, 2015. Interest rates reset periodically.
«
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2015.

10 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Feb. 28, 2015:

Unfunded Commitments

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Rite Aid Bridge Loan	$200,000	$200,000	$201,000	$1,000
SS&C Technologies
Bridge Loan	200,000	200,000	200,000	—
Total			$401,000	$1,000

Summary of abbreviations:
HSBC – Hong Kong Shanghai Bank
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

NQ-DDF [2/15] 4/15 (14209) 11

Notes

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

12 NQ-DDF [2/15] 4/15 (14209)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock	$85,657,579	$—	$—	$85,657,579
Convertible Preferred Stock[1]	2,136,002	652,704	35,385	2,824,091
Corporate Debt	—	45,808,101	—	45,808,101
Senior Secured Loans	—	2,018,043	—	2,018,043
Limited Partnership	1,839,212	—	—	1,839,212
Preferred Stock[1]	358,840	403,063	—	761,903
Warrant	2,204	—	—	2,204
Short-Term Investments	—	2,348,556	—	2,348,556
Securities Lending Collateral	—	6,614,956	—	6,614,956
Total	$89,993,837	$57,845,423	$35,385	$147,874,645

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	75.64%	23.11%	1.25%	100.00%
Preferred Stock	47.10%	52.90%	—	100.00%

As a result of utilizing international fair value pricing as of Dec. 31, 2014, a portion of the portfolio was categorized as Level 2.

During the period ended Feb. 28, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and

(continues)     NQ-DDF [2/15] 4/15 (14209) 13

(Unaudited)

3. Securities Lending (continued)

foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2015, the value of securities on loan was $8,657,696, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $2,372,364, and cash collateral of $6,614,956. At Feb. 28, 2015, the value of invested collateral was $6,614,956. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2015 that would require recognition or disclosure in the Fund’s ”Schedule of investments.“

14 NQ-DDF [2/15] 4/15 (14209)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: